Cover	Aug. 13, 2025
Document Information [Line Items]
Document Type	DEFA14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	INSPIRATO INCORPORATED
Entity Central Index Key	0001820566